Stockholder's Equity and Stock-based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 3,337	$ 2,552	$ 3,267
Tax benefit related thereto	(698)	(862)	(1,168)
Stock-based compensation expense, net of tax	2,639	1,690	2,099
Stock appreciation rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	822	6,611	547
Tax benefit related thereto	(173)	(2,314)	(191)
Stock-based compensation expense, net of tax	$ 649	$ 4,297	$ 356